Loans and borrowings (Details 1) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Loans and borrowings [Line Items]
Borrowings		$ 43,547,835	$ 52,222,027
Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	5,144,504	4,126,203
From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		17,186,480	25,734,135
From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		16,138,305	17,141,255
More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		5,078,546	5,220,434
Local currency [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		5,979,216	6,741,798
Local currency [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	1,091,249	1,164,902
Local currency [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		3,167,531	3,663,599
Local currency [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		1,190,259	1,355,587
Local currency [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		530,177	557,710
Local currency [member] | Bonds [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		1,692,471	2,008,203
Local currency [member] | Bonds [Member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	253,172	312,207
Local currency [member] | Bonds [Member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		742,512	955,204
Local currency [member] | Bonds [Member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		322,956	357,015
Local currency [member] | Bonds [Member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		373,831	383,777
Local currency [member] | Commercial loans and other [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			3,828,329
Local currency [member] | Commercial loans and other [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]		793,743
Local currency [member] | Commercial loans and other [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			2,375,023
Local currency [member] | Commercial loans and other [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			659,563
Local currency [member] | Commercial loans and other [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			0
Local currency [member] | Other borrowings [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		978,795	905,266
Local currency [member] | Other borrowings [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	98,729	58,952
Local currency [member] | Other borrowings [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		415,599	333,372
Local currency [member] | Other borrowings [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		308,121	339,009
Local currency [member] | Other borrowings [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		156,346	173,933
Local currency [member] | Syndicated loans [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		3,307,950
Local currency [member] | Syndicated loans [Member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	739,348
Local currency [member] | Syndicated loans [Member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		2,009,420
Local currency [member] | Syndicated loans [Member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		559,182
Local currency [member] | Syndicated loans [Member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		0
Foreign currency [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		37,568,619	45,480,229
Foreign currency [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	4,053,255	2,961,301
Foreign currency [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		14,018,949	22,070,536
Foreign currency [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		14,948,046	15,785,668
Foreign currency [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		4,548,369	4,662,724
Foreign currency [member] | Bonds [Member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		29,166,594	29,310,165
Foreign currency [member] | Bonds [Member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	2,651,174	1,648,707
Foreign currency [member] | Bonds [Member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		9,948,238	10,956,507
Foreign currency [member] | Bonds [Member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		12,018,813	12,133,576
Foreign currency [member] | Bonds [Member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		4,548,369	4,571,375
Foreign currency [member] | Commercial loans and other [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		528,815
Foreign currency [member] | Commercial loans and other [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	153,873
Foreign currency [member] | Commercial loans and other [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		315,849
Foreign currency [member] | Commercial loans and other [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		59,093
Foreign currency [member] | Commercial loans and other [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		0
Foreign currency [member] | Other borrowings [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		471,429	235,693
Foreign currency [member] | Other borrowings [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	289,290	65,056
Foreign currency [member] | Other borrowings [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		119,014	114,226
Foreign currency [member] | Other borrowings [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		63,125	56,411
Foreign currency [member] | Other borrowings [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		0	0
Foreign currency [member] | Commercial loan-refineria de cartagena [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		7,401,781	7,988,678
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]	958,918	875,734
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		3,635,848	3,549,216
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		2,807,015	3,472,379
Foreign currency [member] | Commercial loan-refineria de cartagena [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings		$ 0	91,349
Foreign currency [member] | Other commercial loans [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			7,945,693
Foreign currency [member] | Other commercial loans [member] | Up to 1 year [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings	[1]		371,804
Foreign currency [member] | Other commercial loans [member] | From 1 to 5 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			7,450,587
Foreign currency [member] | Other commercial loans [member] | From 5 to 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			123,302
Foreign currency [member] | Other commercial loans [member] | More than 10 years [member]
Disclosure of Loans and borrowings [Line Items]
Borrowings			$ 0

[1]	Includes short-term credit and the current portion of long-term debt, as applicable.